Consolidated Statement Of Profit Or Loss And Other Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares
Income
Revenue	₨ 81,319	$ 976	₨ 78,223	₨ 59,349
Other operating income	629	8	1,105	2,694
Late payment surcharge from customers	1,451	17	1,134
Finance income and fair value change in derivative instruments	5,272	63	2,910	2,013
Other income	7,309	88	4,581	5,139
Change in fair value of warrants	551	7	1,356
Total income	96,531	1,158	89,309	69,195
Expenses
Raw materials and consumables used (refer Note 53)	3,844	46	6,956	324
Employee benefits expense	4,467	54	4,413	4,501
Depreciation and amortisation	17,583	211	15,901	13,764
Other expenses	14,834	178	13,636	9,925
Finance costs and fair value change in derivative instruments	47,506	570	50,966	41,712
Change in fair value of warrants				690
Listing and related expenses				10,512
Total expenses	88,234	1,059	91,872	81,428
Profit (loss) from operating activities	8,297	100	(2,563)	(12,233)
Share of (loss) / profit of jointly controlled entities	(155)	(2)	93
Profit / (loss) before tax	8,142	98	(2,470)	(12,233)
Income tax expense
Current tax	981	12	966	1,098
Deferred tax	3,014	36	1,593	2,797
Profit / (loss) for the year	4,147	50	(5,029)	(16,128)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Net (loss) / gain on cash flow hedge reserve	(2,340)	(28)	1,487	4,201
Net loss on cost of hedge reserve	(491)	(6)	(377)	(1,385)
Total net (loss) / gain on cash flow hedges	(2,831)	(34)	1,110	2,816
Income tax effect	626	8	(249)	750
Other comprehensive income, net of tax, cash flow hedges	(2,205)	(26)	861	3,566
Exchange differences on translation of foreign operations	(68)	(1)	345	191
Other comprehensive income, net of tax, exchange differences on translation	(68)	(1)	345	191
Net other comprehensive (loss) / income that may be reclassified to profit or loss in subsequent periods	(2,273)	(27)	1,206	3,758
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Re-measurement (loss) / gain of defined benefit plan	(18)	0	3	9
Income tax effect	4	0	(1)	(3)
Net other comprehensive (loss) / income that will not be reclassified to profit or loss in subsequent periods (c)	(14)	0	2	6
Total other comprehensive income (loss)	(2,287)	(27)	1,208	3,763
Total comprehensive income / (loss) for the year, net of tax	1,860	22	(3,821)	(12,365)
Profit / (loss) attributable to:
Equity holders of the parent	3,404	41	(4,817)	(16,077)
Non-controlling interests	743	9	(212)	(51)
Profit / (loss) for the year	4,147	50	(5,029)	(16,128)
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	1,246	15	(3,760)	(12,700)
Non-controlling interests	614	7	(61)	335
Total comprehensive income / (loss) for the year, net of tax	₨ 1,860	$ 22	₨ (3,821)	₨ (12,365)
Earning / (loss) per share
Basic earning / (loss) attributable to ordinary equity holders of the Parent (in absolute INR and USD) | (per share)	₨ 9.94	$ 0.12	₨ (12.32)	₨ (40.82)
Diluted earning / (loss) attributable to ordinary equity holders of the Parent (in absolute INR and USD) | (per share)	₨ 9.92	$ 0.12	₨ (12.32)	₨ (40.82)